Expense Example - UltraNasdaq-100 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	154	477	824	1,802	254	782	1,335	2,846